Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 2,460,490	$ 2,463,625	$ 2,121,707
Operating income	117,963	15,539	28,116	134,096	117,586	16,143	25,047	129,556	112,373	18,290	26,755	127,065	295,714	288,332	284,483
Net income (loss)	65,694	2,907	9,099	75,355	66,698	(4,210)	5,063	71,879	58,897	1,927	9,627	70,697	153,055	139,430	141,148
Net income (loss) attributable to Southwest Gas Corporation	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	$ 58,746	$ 1,970	$ 9,627	$ 70,783	$ 152,041	$ 138,317	$ 141,126
Basic earnings (loss) per common share	$ 1.37	$ 0.05	$ 0.19	$ 1.59	$ 1.40	$ (0.10)	$ 0.11	$ 1.54	$ 1.26	$ 0.04	$ 0.21	$ 1.52	$ 3.20	$ 2.94	$ 3.04
Diluted earnings (loss) per common share	$ 1.36	$ 0.05	$ 0.19	$ 1.58	$ 1.38	$ (0.10)	$ 0.10	$ 1.53	$ 1.25	$ 0.04	$ 0.21	$ 1.51	$ 3.18	$ 2.92	$ 3.01